Investment Risks - XD Treasury Money Market Fund	Jan. 27, 2026
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser is not required to reimburse the Fund for losses, and you should not expect that the Adviser will provide financial support to the Fund at any time, including during periods of market stress.

The Fund is subject to the principal risks relating to instruments and strategies used in the management of the Fund as noted below, which may adversely affect the Fund’s performance:

Interest Rate Risk [Member]
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Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rates will cause a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by the Fund will vary with changes in interest rates. A decline in interest rates may cause issuers to prepay higher yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Credit Risk [Member]
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Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. Although the Fund will be primarily investing in U.S. Treasury securities, which are backed by full faith and credit of U.S. government, there can be no assurance that such investments will not be downgraded or subject to other changes that could reduce the value of such securities. U.S. Treasury securities are backed by the full faith and credit of the U.S. government, meaning that the U.S. government is required to repay the principal in the event of default. The U.S. government, however, does not guarantee the market price of any U.S. government securities. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt.

Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price, or the security loses value before it can be sold.

Inflation Risk [Member]
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Inflation Risk. The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.

Investments In Other Money Market Mutual Funds [Member]
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Investments in Other Money Market Mutual Funds. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. Other money market funds contain similar risks as the Fund, including valuation risk. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

Large Shareholder And Large Scale Redemption Risk [Member]
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Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Adviser) or institutions, including the Adviser and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Redemption risk for a money market mutual fund refers to the potential instability that can arise when investors rapidly withdraw their funds from the Fund, especially during periods of financial stress or economic uncertainty. If a large number of investors decide to redeem their shares simultaneously, it can put pressure on the Fund’s liquidity, forcing it to sell assets at potentially unfavorable prices. This may lead to a decline in the NAV, resulting in losses for remaining shareholders.

Market Risk [Member]
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Market Risk. There is a risk that the value of the Fund’s investment may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risk might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

Money Market Instruments Risk [Member]
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Money Market Instruments Risk. The value of a money market instrument typically will decline during periods of rising interest rates and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have an adverse effect on the debt market and the overall liquidity of the market for money market instruments.

Stable Nav [Member]
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Stable NAV. There can be no assurance that the Fund will be successful in maintaining a stable NAV. A wide variety of factors, such as significant market volatility, very low or negative interest rates, periods of high redemption activity, or other factors could affect the Fund’s ability to maintain a stable NAV.

Variable And Floating Rate Securities [Member]
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Variable and Floating Rate Securities. The Fund may invest in securities that pay variable or floating rates of interest. At any given time, the current interest rate of a variable or floating rate security may not accurately reflect current market interest rates, or may yield less than is appropriate to compensate the investor for the issuer’s current credit quality. As a result, the value of the Fund’s investments in such securities is subject to decline. In addition, an active market for variable and floating rate securities may not always exist at the time the Fund wishes to dispose of them.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.